UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-10261

Pearl Mutual Funds

(Exact name of registrant as specified in charter)

2610 Park Avenue, PO Box 209, Muscatine, IA 52761

(Address of principal executive offices)                                                  (Zip code)

Robert H. Solt, Executive Vice President

(Name and address of agent for service)

Registrant’s telephone number, including area code:	563-288-2773

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Pearl Total Return Fund

Holdings as of 9-30-04

Cusip	Equity Funds:	% Total Assets	Shares	Market Value

108747403	Bridgeway Ultra Small Company Market (BRSIX)	1.45%	62,608.559	$969,180.49
256201104	Dodge & Cox Balanced (DODBX)	7.56%	67,085.075	$5,041,443.39
256219106	Dodge & Cox Stock (DODGX)	3.44%	19,283.620	$2,293,400.93
32008F200	First Eagle Overseas (SGOIX)	19.29%	642,309.062	$12,865,450.51
339183105	JP Morgan Mid Cap Value (JMVSX)	5.09%	165,419.470	$3,396,061.72
560636102	Mairs & Power Growth (MPGFX)	6.26%	64,291.275	$4,174,432.49
577130206	Matthews Asian Growth & Income (MACSX)	10.75%	476,074.993	$7,169,689.39
749255220	N/I Numeric Investors Small Cap Value (NISVX)	7.53%	294,356.033	$5,021,713.92
413838509	Oakmark International Small Cap (OAKEX)	8.31%	303,488.487	$5,541,699.77
780905782	Royce Special Equity (RYSEX)	3.24%	113,882.598	$2,160,352.88
885215566	Thornburg International Value (TGVIX)	5.14%	185,572.428	$3,429,378.47
936772201	Wasatch Core Growth (WGROX)	4.13%	71,600.434	$2,755,184.70
093001774	William Blair International Growth (BIGIX)	5.54%	190,687.302	$3,691,706.17

	Equity Funds Subtotal	87.73%		$58,509,694.83

	Income Funds:

693390700	Pioneer High Yield (TAHYX)	3.56%	109,279.230	$1,193,329.19
72369B109	PIMCo Total Return (PTTRX)	1.79%	202,529.177	$2,375,667.25
	Cash & Money Markets	6.92%	4,599,174.280	$4,599,174.28

	Income Funds Subtotal	12.27%		$8,168,170.72

	Portfolio Total	100.00%		$66,677,865.55

Pearl Aggressive Growth Fund

Holdings as of 9-30-04

Cusip	Equity Funds:	% Total Assets	Shares	Market Value

025086745	American Century International Opportunity (AIOIX)	10.63%	288,783.099	$2,422,890.20
04314H808	Artisan International Small Cap (ARTJX)	8.85%	122,995.665	$2,017,128.91
086233103	Berwyn Fund (BERWX)	4.39%	36,271.309	$999,999.99
091794206	Bjurman, Barry Micro-Cap Growth (BMCFX)	0.92%	6,936.653	$209,695.02
749255188	Bogle Small Cap Growth (BOGIX)	6.79%	58,235.469	$1,547,316.41
15649P208	Century Small Cap Select (CSMCX)	3.57%	36,742.944	$812,753.92
26201H104	Dreyfus Emerging Markets (DRFMX)	12.73%	160,513.341	$2,902,081.21
409902756	John Hancock Classic Value (JCVIX)	7.40%	79,456.030	$1,686,056.96
577130107	Matthews Pacific Tiger (MAPTX)	11.31%	184,766.141	$2,577,487.67
413838830	Oakmark Global (OAKGX)	8.52%	98,433.520	$1,942,093.35
936772508	Wasatch Micro Cap (WMICX)	7.03%	227,435.341	$1,603,419.15
936793504	Wasatch Micro Cap Value (WAMVX)	1.69%	149,682.961	$384,685.21
936793207	Wasatch Small Cap Value (WMCVX)	4.73%	194,799.676	$1,077,242.21
093001485	William Blair Small Cap Growth (WBSIX)	8.21%	77,460.642	$1,871,449.11

	Equity Funds Subtotal	96.77%		$22,054,299.32

	Income Funds:

	Cash & Money Markets	3.23%	741,892.270	$741,892.27

	Portfolio Total	100.00%		$22,796,191.59

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: Ex-99. CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pearl Mutual Funds

By (Signature and Title)	/s/ Peggy A. Cherrier, Assistant Secretary
Peggy A. Cherrier, Assistant Secretary

Date	November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Stanley, President and Chief Executive Officer (Principal Executive Officer)
David M. Stanley, President and Chief Executive Officer (Principal Executive Officer)

Date	November 23, 2004

By (Signature and Title)	/s/ Robert H. Solt, Executive Vice President and Chief Financial Officer (Principal Financial Officer)
Robert H. Solt, Executive Vice President and Chief Financial Officer (Principal Financial Officer)

Date	November 23, 2004